Quarterly Holdings Report
for
Fidelity Advisor® Energy Fund
October 31, 2021
ANR-NPRT1-1221
1.809101.118
Common Stocks - 100.6%
	Shares	Value ($)
Energy Equipment & Services - 6.7%
Oil & Gas Drilling - 0.5%
Nabors Industries Ltd. (a)	8,112	831,480
Nabors Industries Ltd. warrants 6/11/26 (a)	6,604	48,870
Odfjell Drilling Ltd. (a)	797,956	2,019,472
Shelf Drilling Ltd. (a)(b)	691,228	497,481
		3,397,303
Oil & Gas Equipment & Services - 6.2%
Baker Hughes Co. Class A	483,400	12,123,672
Cactus, Inc.	29,800	1,296,300
Championx Corp. (a)	53,200	1,395,436
Nextier Oilfield Solutions, Inc. (a)	760,600	3,392,276
Oceaneering International, Inc. (a)	217,300	2,955,280
ProPetro Holding Corp. (a)	380,500	3,648,995
Schlumberger Ltd.	236,018	7,613,941
Technip Energies NV (a)	239,620	3,691,035
TechnipFMC PLC (a)(c)	791,500	5,833,355
		41,950,290
TOTAL ENERGY EQUIPMENT & SERVICES		45,347,593
Food Products - 0.5%
Agricultural Products - 0.5%
Darling Ingredients, Inc. (a)	36,200	3,059,624
Independent Power and Renewable Electricity Producers - 1.8%
Independent Power Producers & Energy Traders - 1.8%
The AES Corp.	35,500	892,115
Vistra Corp.	584,800	11,456,232
		12,348,347
Oil, Gas & Consumable Fuels - 91.6%
Coal & Consumable Fuels - 0.3%
Enviva Partners LP	25,222	1,688,865
Integrated Oil & Gas - 36.5%
Cenovus Energy, Inc. (Canada) (c)	2,371,400	28,358,694
Chevron Corp.	517,470	59,245,140
Exxon Mobil Corp.	1,916,161	123,534,898
Occidental Petroleum Corp.	438,200	14,692,846
Occidental Petroleum Corp. warrants 8/3/27 (a)	36,987	556,284
Royal Dutch Shell PLC Class B sponsored ADR	183,334	8,404,031
Total SA sponsored ADR	238,800	11,966,268
		246,758,161
Oil & Gas Exploration & Production - 38.6%
Antero Resources Corp. (a)	427,000	8,484,490
APA Corp.	491,500	12,882,215
Callon Petroleum Co. (a)	49,340	2,552,358
Canadian Natural Resources Ltd.	698,300	29,678,878
Chesapeake Energy Corp.	25,500	1,625,370
ConocoPhillips Co.	499,750	37,226,378
Coterra Energy, Inc.	549,521	11,715,788
Devon Energy Corp.	671,400	26,909,712
Diamondback Energy, Inc.	62,400	6,688,656
EOG Resources, Inc.	193,586	17,898,962
Extraction Oil & Gas, Inc. (a)	71,400	4,757,382
Hess Corp.	317,900	26,249,003
Magnolia Oil & Gas Corp. Class A	231,700	4,837,896
National Energy Services Reunited Corp. (a)	465,300	5,444,010
Northern Oil & Gas, Inc.	57,130	1,323,131
Ovintiv, Inc.	160,200	6,010,704
PDC Energy, Inc.	353,388	18,485,726
Pioneer Natural Resources Co.	167,125	31,249,033
Range Resources Corp. (a)	121,500	2,833,380
SM Energy Co.	73,800	2,532,816
Viper Energy Partners LP (c)	64,929	1,431,684
		260,817,572
Oil & Gas Refining & Marketing - 7.6%
Marathon Petroleum Corp.	299,778	19,764,364
Phillips 66 Co.	172,618	12,908,374
Renewable Energy Group, Inc. (a)	21,800	1,395,200
Valero Energy Corp.	225,400	17,430,182
		51,498,120
Oil & Gas Storage & Transport - 8.6%
Cheniere Energy, Inc.	337,100	34,856,140
Energy Transfer LP	976,100	9,282,711
Golar LNG Ltd. (a)	163,300	2,127,799
Targa Resources Corp.	140,300	7,670,201
Teekay LNG Partners LP	13,500	230,715
The Williams Companies, Inc.	141,700	3,980,353
		58,147,919
TOTAL OIL, GAS & CONSUMABLE FUELS		618,910,637
TOTAL COMMON STOCKS (Cost $498,495,965)		679,666,201

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (d)	1,861,014	1,861,386
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	18,111,332	18,113,143
TOTAL MONEY MARKET FUNDS (Cost $19,974,529)		19,974,529

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $518,470,494)	699,640,730
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(24,215,831)
NET ASSETS - 100.0%	675,424,899

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $497,481 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	576,142	32,551,074	31,265,830	306	-	-	1,861,386	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	1,345,124	40,372,005	23,603,986	4,814	-	-	18,113,143	0.0%
Total	1,921,266	72,923,079	54,869,816	5,120	-	-	19,974,529

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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